INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Financial costs
Interest expenses	$ (8,549,952)	$ (6,059,231)
Financial commissions	(566,451)	(1,102,617)
Financial costs	(9,116,403)	(7,161,848)
Other financial results
Exchange differences generated by assets	(2,637,671)	(2,686,292)
Exchange differences generated by liabilities	2,416,236	894,756
Changes in fair value of financial assets or liabilities and other financial results	(598,953)	(872,416)
Prepayment premium fee	(2,676,273)
Net gain of inflation effect on monetary items	40,281	(7,269)
Other financial results	$ (3,456,380)	$ (2,671,221)